MATERIAL ACCOUNTING POLICY INFORMATION - Schedule of Estimated Useful Lives (Details)	12 Months Ended
Jun. 30, 2025
Land
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	20
Computer software
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	5
Office equipment and furniture
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	5
Motor vehicles
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	5
Buildings
PROPERTY, PLANT AND EQUIPMENT
Estimated useful lives	5